Note 16 - Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
NOTE 16.	FINANCIAL ASSETS AND LIABILITIES

The group has the following financial instruments:

●	Loans and receivables: Trade receivables, loans to customers, other receivables, preferred shares, and current and non-current financial assets.
●	Equity instruments: Holdings of publicly traded securities.
●	Loans, borrowings and payables: Interest-bearing loans, lease liabilities, trade payables, other payables and other current and non-current financial liabilities.

The table below shows the various financial assets and liabilities, grouped in the different categories of financial instruments.

[US$ thousands]	As of December 31,
Financial assets	2018	2019
Financial assets at amortized cost
Non-current financial assets (1)	2,025	1,351
Trade receivables	37,468	49,371
Other short-term receivables (2)	4,031	59,112
Other current financial assets	89	1,535
Total financial assets at amortized cost	43,612	111,369

Financial assets at fair value through profit or loss
Preferred shares in associates (3)	30,000	80,000
Loans to customers	3,092	93,115
Listed equity instruments	1,165	42,146
Total financial assets at fair value through profit or loss	34,257	215,261

Total financial assets	77,869	326,630

(
1
)
Includes long-term deposits for office rent

(
2
)
Includes cash of
US$52,878
thousand deposited into an escrow account as security for loans from a credit institution. See Note
19
 for more information.

(
3
)
Carrying amount of preferred shares is presented as Investments in associates and joint ventures in the Statement of Financial Position, while changes in fair value is presented as Change in fair value of preferred shares in associates in the Statement of Operations. In
2019,
the Group recognized an unrealized gain on the preferred shares of
US$37,900
thousand (
2018:
US$0
). See Note
27
 for more information.

[US$ thousands]	As of December 31,
Financial liabilities	2018	2019
Financial liabilities at amortized cost
Lease liabilities and other loans (1)	4,761	56,974
Trade and other payables	17,957	57,125
Other financial liabilities	9,413	15,279
Total financial liabilities at amortized cost	32,132	129,378

Financial liabilities at fair value through profit or loss
Short position in listed equity instruments	500	-
Total financial liabilities at fair value through profit or loss	500	-

Total financial liabilities	32,632	129,378

(
1
) As of
December 31, 2019,
US$42,247
thousand was related to short term loans used to partially fund the microlending business in India. See Notes
13
 and
19
 for more information.

The tables below specify the gains (losses) from the Group’s investments in listed equity instruments.

[US$ thousands]
Gain (loss) on listed equity instruments in 2018	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	(1,353)	(169)	(1,522)
Short positions	48	(11)	38
Total	(1,305)	(180)	(1,485)

[US$ thousands]
Gain (loss) on listed equity instruments in 2019	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	6,278	2,564	8,842
Short positions	(365)	-	(365)
Total	5,913	2,564	8,477

Net gain from publicly traded securities in
2019
is recognized in the Statement of Operations as finance income, while net loss in
2018
was presented as a finance expense. The Group did
not
hold investments in listed equity instruments in
2017.

16.1
Fair value of financial instruments

The fair values of cash and cash equivalents, trade receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For lease liabilities and other loans, the difference between the carrying amount and fair value is not
material.

The fair values of financial assets and liabilities are measured as the price that would be received to sell the assets or paid to transfer the liabilities in an orderly transaction between market participants at the measurement date.

Fair values of listed equity instruments are determined by reference to published price quotations in active markets.

See Note
5
for information about fair value measurement of loans to customers.

Fair value of preferred shares in OPay and StarMaker

The fair values of preferred shares in OPay and StarMaker as of
December 31, 2019
are measured using methods and techniques that reflect the economic rights and benefits of the preferred shares. These rights and benefits include a right to redeem the preferred shares at the preferred share issue price plus
8%
interest rate per year and a right to receive the invested amount in the event of liquidation before payments are made to holders of ordinary shares. Moreover, the preferred shares in StarMaker have a priority on dividends by providing a right to
8%
annual return to the Group prior to dividends being made to holders of ordinary shares. The Group's preferred shares in both OPay and StarMaker have the same voting rights as ordinary shares.

A combination of the following
three
valuation methods was used to estimate the fair value of the preferred shares:

●	Probability weighted expected return model (“PWERM”)
●	Option pricing model (“OPM”)
●	Current value method (“CV”)

Under the probability weighted expected return model, fair value of the preferred shares is estimated based upon the probability-weighted present value of expected future investment returns, considering a range of possible future scenarios and outcomes available to the company, as well as the rights of each share class. The PWERM is most appropriate when there are a set of visible future liquidity events and when the time to liquidity is short.

The option pricing model treats ordinary and preferred shares as call options on the company’s equity value, with exercise prices based on the liquidation preferences of the preferred shares. Under this model, the ordinary shares have a positive fair value only if the funds available for distribution to shareholders exceed the value of the liquidation preferences. The OPM is most appropriate when specific future liquidity events are challenging to forecast.

The current value method allocates value to each share class based on an estimated equity value (on a controlling basis). The method bases allocation of value as of the valuation date and not
a future date. It is most appropriate when a liquidity event, such as an acquisition or dissolution, is imminent, or when the company is very early stage.

Under all
three
methods, a discount for lack of marketability (“DLOM”) was applied to reflect that the shares in a private and early stage company are considered to be illiquid. Shares that cannot be readily liquidated generally have a lower fair value and it is therefore appropriate to consider a discount when estimating fair value. For the preferred shares in OPay, a DLOM in the range
5
-
15%
was applied, while for the preferred shares in StarMaker, a DLOM in the range of
25
-
35%
was applied. That a lower DLOM range was applied for the preferred shares in OPay reflect that there were multiple transactions in equity instruments of the company in
2019,
including transactions with investors that are
not
related parties of the Group.

The option pricing model and the current value method builds on estimates of the fair value of the equity in the investees. For OPay, the estimate of fair value of equity as of
December 31, 2019
was
US$500
million, while for StarMaker it was
US$155
million. The value of equity in OPay was observed to increase through
2019
following several transactions of equity instruments in the company during the year. The estimated fair values of OPay and StarMaker at year-end was primarily based on discounted future expected cash flows and valuation multiples, but also, for OPay, to a lesser extent indications of the value of equity as expressed in a term sheet for a capital increase in OPay signed in early
2020.

The Group determined that the rounded mid-points of the averages of estimated ranges of fair values reflect the best estimate of the price that would be received in orderly transactions if the preferred shares were sold as of
December 31, 2019.
Consequently, the preferred shares in OPay were measured at
US$46,000
thousand, while the preferred shares in StarMaker were measured at
US$34,000
thousand (
December 31, 2018:
US$30,000
thousand). The preferred shares in OPay were acquired in
2019
for
US$12,100
thousand, while the preferred shares in StarMaker were acquired in
2018
for
US$30,000
thousand.

A key unobservable input in all the
three
methods was the discount for lack of marketability. Other key unobservable input included the weighted average cost of capital for PWERM method and the value of equity for the OPM and CV methods. The table below show the sensitivities to the key unobservable inputs in the measurement of the fair value of the preferred shares in OPay.

[US$ thousands]		WACC %
PWERM sensitivity - fair value of preferred shares		20%	22%	24%	26%	28%
	5%	65,529	61,957	57,991	55,572	52,715
DLOM %	10%	62,080	58,696	54,939	52,647	49,941
	15%	58,631	55,435	51,887	49,722	47,166

[US$ thousands]		Value of equity in the company (US$ million)
OPM sensitivity - fair value of preferred shares		400	450	500	550	600
	5%	34,739	39,657	44,570	49,479	54,383
DLOM %	10%	32,910	37,570	42,225	46,875	51,521
	15%	31,082	35,482	39,879	44,271	48,659

[US$ thousands]		Value of equity in the company (US$ million)
CVM sensitivity - fair value of preferred shares		400	450	500	550	600
	5%	33,870	38,734	43,598	48,462	53,327
DLOM %	10%	32,087	36,696	41,304	45,912	50,520
	15%	30,305	34,657	39,009	43,361	47,713

The table below show the sensitivities to the key unobservable inputs in the measurement of the fair value of the preferred shares in StarMaker.

[US$ thousands]		WACC %
PWERM sensitivity - fair value of preferred shares		13%	15%	17%	19%	21%
	25%	32,151	31,332	30,552	29,809	29,101
DLOM %	30%	30,008	29,243	28,515	27,822	27,161
	35%	27,864	27,154	26,479	25,835	25,221

[US$ thousands]		Value of equity in the company (US$ million)
OPM sensitivity - fair value of preferred shares		145	150	155	160	165
	25%	37,011	37,787	38,558	39,327	40,092
DLOM %	30%	34,544	35,268	35,988	36,705	37,419
	35%	32,076	32,749	33,417	34,083	34,746

[US$ thousands]		Value of equity in the company (US$ million)
CVM sensitivity - fair value of preferred shares		145	150	155	160	165
	25%	39,194	39,919	40,645	41,371	42,097
DLOM %	30%	36,581	37,258	37,935	38,613	39,290
	35%	33,968	34,597	35,226	35,855	36,484

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities.

Fair value measurement hierarchy for assets as at
31
December 2018:
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2018	-	-	30,000
Loans to customers	December 31, 2018	-	-	3,092
Listed equity instruments	December 31, 2018	1,165	-	-

Fair value measurement hierarchy for liabilities as at
31
December 2018:
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Short position	December 31, 2018	500	-	-

Fair value measurement hierarchy for assets as at
31
December 2019:
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2019	-	-	80,000
Loans to customers	December 31, 2019	-	-	93,115
Listed equity instruments	December 31, 2019	42,146	-	-

For all financial liabilities recognized as of
December 31, 2019,
the estimates of fair values were
not
 materially different from the carrying amounts. There were
no
liabilities measured at fair value as of
December 31, 2019.

There were
no
transfers between the fair value measurement levels during
2018
and
2019.